Consolidated income statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated income statement
Revenue	$ 1,443,351	$ 619,532	$ 747,356
Port expenses, bunkers, commissions, and other cost of goods and services sold	(459,468)	(240,937)	(227,924)
Operating expenses	(202,098)	(190,471)	(178,376)
Profit from sale of vessels	10,165	0	1,069
Administrative expenses	(55,005)	(51,542)	(50,773)
Other operating income and expenses	5,992	414	(19,185)
Share of profit/loss from joint ventures	152	(104)	(242)
Impairment losses on tangible assets	(2,647)	(4,645)	(11,096)
Depreciation and amortization	(139,023)	(130,851)	(121,922)
Operating profit (EBIT)	601,419	1,396	138,907
Financial income	4,037	241	536
Financial expenses	(48,793)	(42,382)	(49,914)
Profit/(loss) before tax	556,663	(40,745)	89,529
Tax	5,911	(1,344)	(1,415)
Net profit/(loss) for the year	562,574	(42,089)	88,114
Net profit/(loss) for the year attributable to:
TORM plc shareholders	562,754	(42,089)	88,114
Non-controlling interest	(180)
Net profit/(loss) for the year	$ 562,574	$ (42,089)	$ 88,114
Earnings per share for TORM plc shareholders
Basic earnings/(loss) per share (USD)	$ 6.92	$ (0.54)	$ 1.19
Diluted earnings/(loss) per share (USD)	$ 6.80	$ (0.54)	$ 1.19